UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page

This filing lists securities holdings reported on the Form 13F filed on June 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2001.


Report for the Quarter Ended June 30, 2001

Check here if Amendment [x]  Amendment #4
This Amendment (check only one) [ ] is a restatment
                                [X] adds new holdings


Institutional Investment Manager Filing this Report:


Bank of America Corporation
100 North Tryon Street
Charlotte, NC  28255

Form 13F File Number:  28-158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Amy S. Anderson
Assistant Vice President
704-388-8434

Signature, Place, and Date of Signing:



/Amy S. Anderson/
Charlotte, NC
July 26, 2002

Report Type:

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $155,115,000




List of Other Included Managers:


03.   28-5572   NB Holdings Corporation
08.             Banc of America Securities LLC
09.             NationsBanc Montgomery Holdings Corporation
























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
                                                        VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER           VOTING AUTHORITY
        NAME OF ISSUER         ISSUE CLASS    CUSIP   (X1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE     SHARED     NONE
------------------------------ ------------ --------- -------- --------- --- ---- ------- ------------ --------- --------- ---------
PROVIDIAN FINL CORP            NT ZERO CV   74406AAB8   155115 352535000 PRN      DEFINED 08,09,03     352535000

 /TEXT
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 /SUBMISSION